Share-based payments	12 Months Ended
Dec. 31, 2021
Disclosure of share-based payment arrangements [text block] [Abstract]
Share-based payments

NOTE 22: Share-based payments

This section provides an overview of the outstanding warrants as of December 31, 2021. The warrants were created within the context of stock-based incentive plans for employees, directors and consultants of the Company.

The Company has created several pools of warrants under stock option plans for grant to eligible employees, Directors, and consultants. On March 15, 2012 (195,000), June 15, 2012 (700,000), June 23, 2014 (1,500,000), June 19, 2017 (2,500,000), June 21, 2019 (3,000,000) and May 27, 2021 (3,600,000). In aggregate 12,310,800 warrants were issued, subject to warrants being granted to and accepted by the beneficiaries. 16,150 of these warrants never allocated have become null and void, resulting in a remaining and outstanding 12,294,650 warrants, (i) 2,250,052 warrants were terminated or lapsed, (ii) 577,123 warrants were exercised, (iii) 8,917,625 warrants were granted but not yet exercised, and (iv) 566,000 warrants were not yet granted by the Company. For the year 2021, 304,968 warrants (2020: 357,594) were terminated or lapsed, no warrants were exercised, and 795,250 warrants (2020: 859,999) were vested. As a result, as at December 31, 2021, there are 8,917,625 warrants outstanding, entitling their holders to subscribe to 8,917,625 shares of the Company.

Number of potential shares from outstanding warrants	2021	2020
As of January 1	5,766,093	4,250,687
Number of warrants cancelled/forfeited during the year	(304,968)	(357,594)
Number of warrants granted during the year	3,456,500	1,873,000
As of December 31	8,917,625	5,766,093

The warrants are granted to employees (mainly), consultants or directors of the Company and its subsidiaries. Each warrant entitles its holders to subscribe to one new share of the Company at a subscription price determined by the board of directors, within the limits decided upon at the occasion of their issuance.

The warrants issued have generally a term of ten years as of issuance. Upon expiration of their term, the warrants become null and void.

In general, the warrants vest in cumulative tranches of 25% per year, provided that the beneficiary has provided at least one year of service. However, there are certain exceptions to this rule which are, if applicable, specified in the relevant stock option plans. The 30,000 warrants granted under the May 2011 Stock Option Plan to the CEO became vested immediately on the date of grant (i.e. December 7, 2010). The warrants granted under the May 2012 Stock Option Plan and under the June 23, 2014 Stock Option Plan to directors all vest on the date of the annual meeting that takes place in the calendar year following the calendar year in which they were granted, provided that the mandate of the relevant director has not ended or been terminated. The warrants granted under the May 2012 Stock Option Plan and under the June 23, 2014 Stock Option Plan to beneficiaries who are not directors all vest in instalments of 25% per year, the first tranche of 25% vesting on the first anniversary date of the date of grant and the following tranches vesting on a quarterly basis. The warrants granted under the June 21, 2019 Stock Option Plan and under the May 27, 2021 Stock Option Plan to specific beneficiaries (Directors and Management Team) may adopt a manual vesting procedure under certain conditions or a particular vesting period over 3 years.

The table below presents the outstanding warrants and their exercise price at the end of each accounting year covered by the financial statements:

		Warrants	Weighted average exercise price (€)	Potential shares from exercise of warrants	Weighted average exercise price per potential share (€)
	Granted in 2020	1,873,000	0.81	1,873,000	0.81
Outstanding 31	December 2020	5,766,093	1.74	5,766,093	1 74
	Granted in 2021	3,456,500	1.37	3,456,500	1.37
Outstanding 31	December 2021	8,917,625	1.53	8,917,625	1.53
Exercisable at 31	December 2021	3,093,499	2.08	3,093,499	2.08

The following table provides an overview of the outstanding potential shares from warrants per personnel category at December 31, 2021 and 2020:

Category	2021	2020
Executive Director	2,950,000	1,950,000
Non-Executive Directors	272,000	272,000
Management team (excluding the Executive Director)	2,938,000	1,738,000
Other employees, consultants, and former service providers	2,757,625	1,806,093
Total outstanding at December 31	8,917,625	5,766,093

The share-based compensation expense recognized in the statement of comprehensive income is given below as is the cumulated amount per the consolidated statement of financial position:

Thousands of $ Years ended December 31	2021	2020	2019
Share-based compensation	1,222	1,295	872
Cumulated Share-based compensation	10,607	9,385	8,090

The Cumulated Share-based compensation amount is part of the Total Shareholders’ Equity on the balance sheet. This amount is presented on the balance sheet for both exercised and non-exercised warrants.

The weighted average exercise price of all outstanding warrants (vested and non-vested warrants; assuming 1 warrant = 1 share) is €1.53 or $ conversion 1.73 at December 31, 2021 (€1,74 or $ conversion 2.14 at December 31, 2020; €2.35 or $ conversion 2.64 at December 31, 2019). The weighted average remaining contractual life of all outstanding warrants at the end of 2021 is 7.18 years (2020: 6.70 years; 2019: 6.74 years).

The fair value of each warrant is estimated on the date of grant using the Black-Scholes methodology with the following assumptions:

	Number of warrants granted						Expected duration (months)
Dates	to Belgian benef.	to other benef.	Exercise price (€)	expected dividend Yield	Expected stock price volatility	Risk-free interest rate	to Belgian benef.	to other benef.
15-Mar-12	75,000	120,000	€1.72	-	67.74%	3.43%	78.57	60.56
15-Aug-12	12,000	24,000	€1.52	-	54.50%	2.57%	73.54	61.54
14-Sep-12	-	85,000	€1.65	-	55.58%	2.59%	72.56	60.56
01-Dec-12	-	10,000	€2.19	-	57.13%	2.19%	75.98	57.99
01-Jan-13	65,000	107,000	€2.00	-	57.13%	2.09%	80.97	62.92
01-May-13	-	15,000	€2.13	-	49.75%	1.93%	77.03	58.98
31-May-13	12,000	18,000	€2.05	-	49.62%	2.22%	76.04	57.99
12-Mar-14	76,000	177,000	€3.60	-	47.75%	2.24%	72.69	54.67
01-Apr-14	-	12,000	€4.32	-	48.82%	2.21%	72.03	54.02
30-May-14	18,000	18,000	€4.25	-	48.68%	1.86%	70.09	52.08
23-Jun-14	12,000	12,000	€4.13	-	48.12%	1.78%	75.32	63.29
9-Feb-15	60,000	95,000	€4.49	-	46.75%	0.62%	79.73	61.71
29-May-15	20,000	30,000	€4.91	-	46.52%	0.81%	64.14	52.11
1-Oct-15	-	83,000	€4.20	-	48.99%	0.90%	72.03	54.02
1-Dec-15	-	18,000	€3.89	-	51.18%	0.85%	70.03	52.01
1-Feb-16	-	10,000	€4.13	-	51.18%	0.85%	67.99	49.97
4-Feb-16	50,000	134,000	€3.78	-	52.49%	0.72%	67.89	49.87
2-Apr-16	-	52,000	€3.62	-	53.40%	0.58%	65.33	53.33
29-May-16	30,000	40,000	€4.13	-	51.85%	0.54%	64.11	52.11
22-Jan-16	-	20,000	€3.83	-	52.81%	0.86%	68.32	56.32
1-Dec-16	-	22,000	€4.65	-	54.16%	0.75%	57.99	39.98
1-Jan-17	-	19,000	€4.56	-	53.84%	0.73%	56.98	50.96
1-Apr-17	-	18,000	€5.41	-	51.80%	0.81%	54.02	48.00
11-Apr-17	20,000	200,000	€5.35	-	51.83%	0.72%	65.68	47.67
29-Jul-17	-	10,000	€4.72	-	50.95%	0.87%	50.10	44.05
1-Sep-17	-	34,000	€4.92	-	48.08%	0.71%	60.99	42.97
2-Nov-17	-	99,000	€4.61	-	45.23%	0.66%	52.93	40.90
20-Jun-17	30,000	30,000	€4.97	-	51,57%	0.59%	81.40	63.39
01-Apr-18	-	42,000	€3,77	-	46.08%	0.76%	54.02	42.02
01-Jun-18	50,000	30,000	€4,97	-	46.15%	0.77%	52.01	40.01
01-Jun-18	-	8,000	€3,66	-	44.04%	0.73%	48.99	36.99
05-Dec-18	-	20,000	€1,73	-	57.56%	0.79%	45.86	33.86
24-Jan-19	-	191,000	€1,64	-	67.56%	0.77%	62.24	50.20
16-May-19	-	1,508,000	€1,49	-	75.78%	0.38%	58.55	46.52
01-Nov-19	-	8,000	€1,01	-	82.15%	0.00%	64.99	46.98
01-Dec-19	-	12,000	€1,02	-	81.95%	0.00%	64.01	45.99
01-Jan-20	-	6,000	€1,02	-	81.00%	0.00%	62.99	50.99
01-Feb-20	-	2,000	€0,98	-	80.26%	0.00%	61.97	49.67
01-Mar-20	-	4,000	€0,89	-	80.59%	0.00%	61.02	49.02
01-Jun-20	-	6,000	€0,85	-	86.64%	0.00%	57.99	45.99
01-Oct-20	-	2,000	€0,80	-	85.20%	0.00%	53.95	35.97
15-Jul-20	-	225,000	€0,80	-	85.89%	0.00%	56.51	38.53
01-Jul-19	60,000	20,000	€1,28	-	78.70%	0.07%	69.01	51.02
24-Jul-19	-	980,000	€1,24	-	78.64%	0.00%	68.25	50.27
15-Jul-20	-	1,598,000	€0,80	-	85.89%	0.00%	56.52	38.53
30-Jul-20	20,000	-	€1,28	-	87.02%	0.00%	56.02	38.04
01-Oct-20	-	10,000	€1,28	-	85.20%	0.00%	53.95	35.97
01-Mar-21	-	2,000	€1.08	-	65.06%	0.00%	48.99	31.00
03-May-21	-	8,000	€1.16	-	64.59%	0.01%	46.92	28.93
01-Jun-21	-	4,000	€1.18	-	65.82%	0.01%	45.96	27.98
27-Jul-21	-	30,000	€1.36	-	63.36%	0.00%	44.12	26.14
27-Jul-21	-	202,500	€1.36	-	63.36%	0.00%	44.12	26.14
24-Nov-21	-	40,000	€1.05	-	60.78%	0.14%	49.25	37.25
03-Jul-21	-	2,570,000	€1.38	-	63.10%	0.04%	44.91	26.93
07-Jul-21	-	600,000	€1.39	-	63.11%	0.00%	44.78	26.79

The above inputs for the Black-Scholes model have been determined based on the following:

●	The dividend return is estimated by reference to the historical dividend payment of the Company. Currently, this is estimated to be zero as no dividends have been paid since inception.

●	The expected volatility was determined using the average volatility of the stock over the last two years at the date of grant.

●	Risk-free interest rate is based on the interest rate applicable for the 10Y Belgian government bond at the grant date